Segmented Information (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Identifiable revenues by geographic segments
	September 30, 2011	September 30, 2012

Asia	$0	$
Middle East	7,000	1,750

Total Revenues per Quarter Period	$7,000	$1,750